Income Taxes - Schedule of Reconciliation between Income Tax (Benefits) Expenses and Effective Tax Rate (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation between Income Tax (Benefits) Expenses and Effective Tax Rate [Abstract]
Loss before income taxes		$ (13,861,012)	$ (4,274,408)	$ (4,576,119)
Income tax benefits at applicable income tax rate		(2,287,067)	(705,277)	(755,060)
Non-deductible expenses		5,358	5,709	2,644
Income not subject to tax		(12)	(148)	(40)
Tax losses not expected to be utilized	[1]	2,078,533	875,720	639,889
Tax effect of two-tiered profits tax rates		(2,563)	(21,554)	(62,480)
(Over) Under-provision in previous years		(2,814)	4,632	26,762
Change in valuation allowance		185,780	(115,848)	161,644
Income tax (benefits) expenses		$ (22,785)	$ 43,234	$ 13,359
Applicable income tax rate in Hong Kong (Percentage)		16.50%	16.50%	16.50%
Tax effect on non-deductible expense (Percentage)		(0.10%)	(0.20%)	(0.10%)
Tax effect on income not subject to tax (Percentage)
Tax losses not expected to be utilized (Percentage)		(15.00%)	(20.40%)	(13.90%)
Tax effect on two-tiered profits tax rates (Percentage)			0.50%	1.40%
Tax effect on (over) under-provision in previous years (Percentage)			(0.10%)	(0.60%)
Tax effect on change in valuation allowance (Percentage)		(1.30%)	2.70%	(3.50%)
Effective tax rate		0.10%	(1.00%)	(0.20%)

[1]	Losses not expected to be utilized for the year ended March 31, 2026 mainly represented expenses incurred by the Company and MFHK. For the year ended March 31, 2025, such expenses were mainly incurred by the Company. For the year ended March 31, 2024, such expenses were incurred by the Company and IWHL. As the Company, MFHK and IWHL did not conduct substantive revenue-generating operations during the relevant years, management considered that such expenses were not eligible to be carried forward to offset taxable profits in subsequent periods under the applicable Hong Kong tax laws. Accordingly, no deferred tax assets were recognized in respect of these amounts. For tax losses that are eligible for carryforward, deferred tax assets are recognized only to the extent that realization is considered more-likely-than-not. A valuation allowance is provided against deferred tax assets when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.